Other current financial and non-financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other current financial and non-financial assets
Debt securities	€ 149,361	€ 137,117
Notes receivable	48,049	12,657
Receivables for supplier rebates	27,696	23,239
Derivatives	24,088	18,593
Third party receivables from sale of investments	23,560	34,672
Deposit / guarantee / security	13,732	17,252
Loans to customers or suppliers	986	1,473
Other	146,268	(831)
Total	433,740	244,172
Income tax receivable	248,668	197,404
Other tax receivable	142,573	140,686
Payments on account	127,116	180,680
Prepaid insurance	27,068	32,695
Interest receivables related to income tax	21,289	14,000
Prepaid rent	14,556	13,063
Other	90,565	151,932
Total	€ 671,835	€ 730,460